RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Fair value hierarchy (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets measured at fair value:
Cash and cash equivalents	$ 642	$ 525	$ 512	$ 420
Restricted cash	68	81
Investments in equity securities	292	0
Property, plant and equipment, at fair value	37,828	37,915
Liabilities for which fair value is disclosed:
BEPC exchangeable and class B shares	(4,364)	(6,163)
Non-recourse borrowings	(12,847)	(14,397)
Total	21,066	17,307
Level 1
Assets measured at fair value:
Cash and cash equivalents	642
Restricted cash	68
Investments in equity securities	0
Property, plant and equipment, at fair value	0
Liabilities for which fair value is disclosed:
BEPC exchangeable and class B shares	(4,364)
Non-recourse borrowings	(1,739)
Total	(5,393)
Level 2
Assets measured at fair value:
Cash and cash equivalents	0
Restricted cash	0
Investments in equity securities	0
Property, plant and equipment, at fair value	0
Liabilities for which fair value is disclosed:
BEPC exchangeable and class B shares	0
Non-recourse borrowings	(11,108)
Total	(11,120)
Level 3
Assets measured at fair value:
Cash and cash equivalents	0
Restricted cash	0
Investments in equity securities	292
Property, plant and equipment, at fair value	37,828
Liabilities for which fair value is disclosed:
BEPC exchangeable and class B shares	0
Non-recourse borrowings	0
Total	37,579
Energy derivative contracts
Assets measured at fair value:
Financial instrument assets	34	45
Liabilities measured at fair value:
Derivative financial liabilities	(420)	(206)
Energy derivative contracts | Level 1
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Derivative financial liabilities	0
Energy derivative contracts | Level 2
Assets measured at fair value:
Financial instrument assets	33
Liabilities measured at fair value:
Derivative financial liabilities	(231)
Energy derivative contracts | Level 3
Assets measured at fair value:
Financial instrument assets	1
Liabilities measured at fair value:
Derivative financial liabilities	(189)
Interest rate swaps
Assets measured at fair value:
Financial instrument assets	261	40
Liabilities measured at fair value:
Derivative financial liabilities	(14)	(103)
Interest rate swaps | Level 1
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Derivative financial liabilities	0
Interest rate swaps | Level 2
Assets measured at fair value:
Financial instrument assets	261
Liabilities measured at fair value:
Derivative financial liabilities	(14)
Interest rate swaps | Level 3
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Derivative financial liabilities	0
Foreign exchange swaps
Assets measured at fair value:
Financial instrument assets	0	31
Liabilities measured at fair value:
Derivative financial liabilities	(61)	(6)
Foreign exchange swaps | Level 1
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Derivative financial liabilities	0
Foreign exchange swaps | Level 2
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Derivative financial liabilities	(61)
Foreign exchange swaps | Level 3
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Derivative financial liabilities	0
Tax equity
Liabilities measured at fair value:
Derivative financial liabilities	(353)	$ (455)
Tax equity | Level 1
Liabilities measured at fair value:
Derivative financial liabilities	0
Tax equity | Level 2
Liabilities measured at fair value:
Derivative financial liabilities	0
Tax equity | Level 3
Liabilities measured at fair value:
Derivative financial liabilities	$ (353)